EMPLOYEE BENEFIT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Employee Benefits Liabilities

	As of December 31,
	2022			2021
	Current	Non-current	Total	Current	Non-current	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Employee benefit liabilities
Pension-Defined benefit plans	1,320	7,576	8,896	1,387	8,467	9,854
Long service leave	627	117	744	600	126	726
Total	1,947	7,693	9,640	1,987	8,593	10,580

Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets
The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2022	2021	2020
	US$’000	US$’000	US$’000
Current service cost	447	519	562
Past service cost	48	—	—
Interest cost on benefit obligation	154	127	147
Net benefit cost	649	646	709

	For the year ended December 31,
Other comprehensive income	2022	2021	2020
	US$’000	US$’000	US$’000
Actuarial (gain) / loss – experience	(263)	140	(328)
Actuarial loss / (gain) – demographic assumption	74	(23)	(1)
Actuarial (gain) / loss – financial assumption	(543)	(676)	130
Actuarial gain	(732)	(559)	(199)

	For the year ended December 31,
Change in the defined obligation	2022	2021	2020
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	9,854	11,300	11,742
Current service cost	447	519	562
Past service cost	48	—	—
Interest cost on benefit obligation	154	127	147
Benefits paid directly by our Company	(653)	(746)	(954)
Actuarial gain in other comprehensive income	(732)	(559)	(199)
Exchange differences	(222)	(787)	2
Defined benefit obligation at December 31	8,896	9,854	11,300

Disclosure Of Actuarial Assumptions For Defined Benefit Obligations Explanatory
The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the year ended December 31, 2022 and 2021 are as follows:

	2022	2021
	%	%
Discount rate	2.5-2.7	1.9
Rate of salary increase	5.0~6.0	5.0~6.0
Pre-retirement mortality	* Thailand TMO17 Tables	* Thailand TMO17 Tables
*TMO represented as Thailand Mortality Ordinary Tables

Maturity Profile of Defined Benefit Obligation
The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2022	2021
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	1,320	1,387
Between 2 and 5 years	1,936	1,770
Between 6 and 10 years	4,101	4,345
Total expected payments	7,357	7,502

Weighted average duration of defined benefit obligation	9 years	9 years

Sensitivity Analysis of One-percentage Point Change in Assumed Rates
A one-percentage point change in the assumed rates would have yielded the following effects:

	2022	2021
	US$’000	US$’000
Discount rate – 1% increase	(699)	(817)
Discount rate – 1% decrease	818	960
Rate of salary increase – 1% increase	782	912
Rate of salary increase – 1% decrease	(685)	(796)